UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment / /; Amendment Number:  _______

      This Amendment (Check only one): / /   is a restatement.
                                       / /   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    300 Crescent Court, Suite 1110
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz , Dallas, Texas, August 14, 2006
-------------------

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        1
                                               ____________

Form 13F Information Table Entry Total:                  27
                                               ____________

Form 13F Information Table Value Total:        $    360,267
                                               ____________
                                               (thousands)

CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

          1          28-11175                   Mark E. Schwarz

                                                 FORM 13F INFORMATION TABLE


   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICA SVC GROUP INC        COM       02364L109      925     59,584  SH            OTHER            1       0          59,584  0

AMERICAN LOCKER GROUP        COM       027284108      121     25,947  SH            OTHER            1       0          25,947  0

BELL INDS INC                COM       078107109    1,423    511,899  SH            OTHER            1       0         511,899  0

BELO CORP                    COM       080555105   16,014  1,026,500  SH            OTHER            1       0       1,026,500  0
                             SER A

BERKSHIRE HATHAWAY           CL A      084670108    3,666         40  SH            OTHER            1       0              40  0
INC DEL

BERKSHIRE HATHAWAY           CL B      084670207      405        133  SH            OTHER            1       0             133  0
INC DEL

CATALINA MARKETING CORP      COM       148867104   33,512  1,177,500  SH            OTHER            1       0       1,177,500  0

CROSS A T CO                 CL A      227478104      406     76,400  SH            OTHER            1       0          76,400  0

DATASCOPE CORP               COM       238113104      237      7,700  SH            OTHER            1       0           7,700  0






HALLMARK FINL SVCS           COM       40624Q104  164,663 87,169,334  SH            OTHER            1       0      87,169,334  0
INC EC

KNAPE & VOGT MFG CO          COM       498782101      941     50,000  SH            OTHER            1       0          50,000  0

LIBERTY MEDIA HLDG CORP      INT       53071M104   23,113  1,339,125  SH            OTHER            1       0       1,339,125  0
                             COM
                             SER A

LIBERTY MEDIA HLDG CORP      CAP       53071M302   22,436    267,825  SH            OTHER            1       0         267,825  0
                             COM
                             SER A

M&F WORLDWIDE CORP           COM       552541104    3,519    218,600  SH            OTHER            1       0         218,600  0

MERCER INS GROUP INC         COM       587902107    4,418    235,872  SH            OTHER            1       0         235,872  0

NASHUA CORP                  COM       631226107    6,653    992,966  SH            OTHER            1       0         992,966  0

PIZZA INN INC NEW            COM       725848105   11,013   3,961,654 SH            OTHER            1       0       3,961,654  0

PLAYBOY ENTERPRISES INC      CL B      728117300    1,971    197,500  SH            OTHER            1       0         197,500  0

ROTECH CORP DEL              COM       778669101    6,941  1,836,100  SH            OTHER            1       0       1,836,100  0

SEA CONTAINERS LTD           CL A      811371707    3,460    728,400  SH            OTHER            1       0         728,400  0






SENSIENT TECHNOLOGIES        COM       81725T100    7,339    351,000  SH            OTHER            1       0         351,000  0
CORP

SCHOOL SPECIALITY INC.       COM       807863105    1,312     41,200  SH            OTHER            1       0          41,200  0

SL INDS INC                  COM       784413106    3,517    217,349  SH            OTHER            1       0         217,349  0

CRONOS GROUP SA              SHS       L20708100    1,090     95,000  SH            OTHER            1       0          95,000  0

TYCO INTL LTD NEW            COM       902124106    8,564    311,400  SH            OTHER            1       0         311,400  0

UNIFIRST CORP MASS           COM       904708104    1,584     45,900  SH            OTHER            1       0          45,900  0

UNUMPROVIDENT CORP           COM       91529Y106   31,024  1,711,200  SH            OTHER            1       0       1,711,200  0


